Schedule of Investments
July 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–91.63%
Brazil–8.93%
Ambev S.A., ADR	3,969,718	$10,638,844
Arcos Dorados Holdings, Inc., Class A(a)	9,151,304	42,553,564
B3 S.A. - Brasil, Bolsa, Balcao	3,524,520	42,862,725
Banco Bradesco S.A., ADR	3,235,210	13,652,586
Fleury S.A.	7,923,200	38,897,960
Multiplan Empreendimentos Imobiliarios S.A.	7,248,829	29,375,784
Raia Drogasil S.A.	320,000	7,612,694
TOTVS S.A.	3,000,300	14,856,131
		200,450,288
China–28.69%
Alibaba Group Holding Ltd., ADR(b)	459,786	115,415,482
Angel Yeast Co. Ltd., A Shares	1,638,488	15,477,694
China Mengniu Dairy Co. Ltd.(b)	16,757,000	78,529,503
Henan Shuanghui Investment & Development Co. Ltd., A Shares	2,181,383	17,080,098
Industrial & Commercial Bank of China Ltd., H Shares	16,638,000	9,842,374
JD.com, Inc., ADR(b)	852,181	54,360,626
Kweichow Moutai Co. Ltd., A Shares	70,556	16,973,600
Meituan Dianping, B Shares(b)	599,100	14,857,679
New Oriental Education & Technology Group, Inc., ADR(b)	235,562	33,025,792
Shanghai International Airport Co. Ltd., A Shares(b)	3,176,254	30,930,070
Sunny Optical Technology Group Co. Ltd.	2,574,800	48,034,136
Tencent Holdings Ltd.	1,060,900	72,623,522
Wuliangye Yibin Co. Ltd., A Shares	1,850,247	57,692,463
Yum China Holdings, Inc.	1,543,516	79,089,760
		643,932,799
Egypt–1.42%
Eastern Co. S.A.E.	21,384,488	15,787,296
Egyptian Financial Group-Hermes Holding Co.	18,652,502	16,105,518
		31,892,814
France–0.92%
Bollore S.A.	6,148,198	20,596,838
Hungary–2.31%
Gedeon Richter PLC	2,226,736	51,727,327
India–1.56%
HDFC Bank Ltd., ADR	746,761	34,911,077
Indonesia–3.09%
PT Bank Central Asia Tbk	19,144,200	41,013,170
PT Telekomunikasi Indonesia (Persero) Tbk	135,777,200	28,390,057
		69,403,227
Israel–0.44%
ICL Group Ltd.	3,155,178	9,865,562
Shares		Value
Macau–2.06%
Galaxy Entertainment Group Ltd.	6,779,000	$46,244,491
Malaysia–0.50%
Public Bank Bhd.	2,759,500	11,098,243
Mexico–9.23%
Bolsa Mexicana de Valores S.A.B. de C.V.	21,082,320	42,553,036
GMexico Transportes S.A.B. de C.V.	27,888,930	32,569,458
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(b)	7,331,298	30,211,339
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	4,078,438	27,072,911
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	22,351,642	36,578,153
Wal-Mart de Mexico S.A.B. de C.V., Series V	16,243,400	38,121,446
		207,106,343
Nigeria–0.69%
Zenith Bank PLC	363,656,079	15,362,845
Peru–0.41%
Credicorp Ltd.	72,821	9,260,647
Philippines–2.91%
BDO Unibank, Inc.	15,538,040	27,892,454
SM Investments Corp.	1,013,810	18,201,236
SM Prime Holdings, Inc.	31,379,900	19,208,280
		65,301,970
Russia–11.84%
Detsky Mir PJSC	11,088,510	17,464,270
Gazprom PJSC, ADR	4,284,513	20,883,003
Mobile TeleSystems PJSC, ADR	3,016,494	26,726,137
Moscow Exchange MICEX-RTS PJSC	8,417,000	15,120,720
Sberbank of Russia PJSC	9,159,044	27,376,960
Sberbank of Russia PJSC, Preference Shares	24,871,366	68,709,934
Yandex N.V., Class A(b)	1,554,426	89,441,672
		265,722,696
South Africa–2.04%
Naspers Ltd., Class N	248,500	45,799,081
South Korea–6.26%
NAVER Corp.	137,204	34,715,999
Samsung Electronics Co. Ltd.	2,174,183	105,822,282
		140,538,281
Taiwan–4.70%
Taiwan Semiconductor Manufacturing Co. Ltd.	7,207,000	105,475,980
Turkey–2.00%
Haci Omer Sabanci Holding A.S.	21,674,815	26,139,430
Tupras-Turkiye Petrol Rafinerileri A.S.(b)	1,585,482	18,839,811
		44,979,241

See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Shares		Value
United Arab Emirates–0.53%
Emaar Properties PJSC(b)	16,658,100	$11,774,737
Vietnam–1.10%
Vietnam Dairy Products JSC	5,360,990	24,779,012
Total Common Stocks & Other Equity Interests (Cost $1,617,502,028)		2,056,223,499
Money Market Funds–8.29%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(a)(c)	65,439,013	65,439,013
Shares		Value
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 0.22%(a)(c)	45,896,080	$45,923,617
Invesco Treasury Portfolio, Institutional Class, 0.07%(a)(c)	74,787,443	74,787,443
Total Money Market Funds (Cost $186,144,518)		186,150,073
TOTAL INVESTMENTS IN SECURITIES—99.92% (Cost $1,803,646,546)		2,242,373,572
OTHER ASSETS LESS LIABILITIES–0.08%		1,745,780
NET ASSETS–100.00%		$2,244,119,352
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$70,395,619	$171,983,150	$(176,939,756)	$-	$-	$65,439,013	$378,612
Invesco Liquid Assets Portfolio, Institutional Class	50,296,795	123,340,554	(127,695,761)	(1,599)	(16,372)	45,923,617	330,089
Invesco Treasury Portfolio, Institutional Class	80,452,136	196,552,171	(202,216,864)	-	-	74,787,443	422,674
Investments in Other Affiliates:
Arcos Dorados Holdings, Inc., Class A	43,071,609	16,334,096	-	(16,852,141)	-	42,553,564	582,886
Total	$244,216,159	$508,209,971	$(506,852,381)	$(16,853,740)	$(16,372)	$228,703,637	$1,714,261

(b)	Non-income producing security.
(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Developing Markets Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Brazil	$200,450,288	$—	$—	$200,450,288
China	281,891,660	362,041,139	—	643,932,799
Egypt	15,787,296	16,105,518	—	31,892,814
France	—	20,596,838	—	20,596,838
Hungary	—	51,727,327	—	51,727,327
India	34,911,077	—	—	34,911,077
Indonesia	—	69,403,227	—	69,403,227
Israel	—	9,865,562	—	9,865,562
Macau	—	46,244,491	—	46,244,491
Malaysia	—	11,098,243	—	11,098,243
Mexico	207,106,343	—	—	207,106,343
Nigeria	—	15,362,845	—	15,362,845
Peru	9,260,647	—	—	9,260,647
Philippines	—	65,301,970	—	65,301,970
Russia	148,752,799	116,969,897	—	265,722,696
South Africa	—	45,799,081	—	45,799,081
South Korea	—	140,538,281	—	140,538,281
Taiwan	—	105,475,980	—	105,475,980
Turkey	—	44,979,241	—	44,979,241
United Arab Emirates	—	11,774,737	—	11,774,737
Vietnam	—	24,779,012	—	24,779,012
Money Market Funds	186,150,073	—	—	186,150,073
Total Investments	$1,084,310,183	$1,158,063,389	$—	$2,242,373,572
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Developing Markets Fund to Invesco Emerging Markets All Cap Fund.
In addition, the principal investment strategy of the Fund changed from investing at least 80% of its net assets in securities of issuers in developing countries to investing in securities of issuers in emerging markets countries.
Invesco Developing Markets Fund